Stock-based compensation - Stock options (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Summary of outstanding stock options
Outstanding at beginning of period (in shares)	2,591,520
Granted (in shares)	986,600
Forfeited and cancelled (in shares)	(284,779)
Outstanding at end of period (in shares)	3,293,341	2,591,520
Vested and exercisable at end of period (in shares)	1,024,923
Vested and expected to vest at end of the period (in shares)	2,879,816
Weighted-Average Exercise Price
Granted (in dollars per share)	$ 4.31
Forfeited and cancelled (in dollars per share)	13.84
Outstanding (in dollars per share)	10.79	$ 13.59
Vested and exercisable at end of period (in dollars per share)	9.01
Vested and expected to vest at end of period (in dollars per share)	$ 10.44
Additional Disclosures
Weighted Average Remaining Contractual Term, Outstanding	6 years 9 months 15 days	5 years 11 months 19 days
Weighted Average Remaining Contractual Term, Vested and exercisable	3 years 6 months 29 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	6 years 9 months 15 days
Aggregate Intrinsic Value (in dollars)	$ 524	$ 1,844
Vested and exercisable at end of the period (in dollars)	501
Vested and expected to vest at end of the period (in dollars)	$ 521
2015 Plan
Stock-based compensation
Number of shares available for issuance	958,200
Non-Employee Director Plan
Stock-based compensation
Number of shares available for issuance	124,117